Financial investments (Details Narrative) - Certificado De Deposito Interbancario [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Average yield, percentage	101.00%	103.30%
Financial bills average yield, percentage	102.00%